CALCULATION OF INCOME ATTRIBUTABLE TO ORDINARY SHARES SUBJECT TO REDEMPTION (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income attributable to ordinary shares subject to redemption:
Interest income and unrealized gains (losses)	$ 2,922,486	$ 1,162,650
Less: Company's portion available to pay taxes	0	0
Less: Company's portion available to be withdrawn for working capital purposes	$ 0	$ 0
Ordinary shares subject to redemption	81,701	13,438,929
Total IPO shares	1,187,532	14,375,000
% Attributable to ordinary shares subject to redemption	6.88%	93.49%
Income Attributable to Ordinary Shares Subject to Redemption	$ 201,067	$ 1,086,961